Income Taxes - Schedule of Components of Income before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Income / (loss) before income tax	$ (3,043)	$ 2,525	$ (4,821)
Switzerland
Operating Loss Carryforwards [Line Items]
Income / (loss) before income tax	(6,525)
Foreign
Operating Loss Carryforwards [Line Items]
Income / (loss) before income tax	$ 3,481	$ 2,525	$ (4,821)